Financial Risk Management - Credit Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial Risk Management
Cash and cash equivalents	$ 367,269	$ 263,747	$ 342,594	$ 384,092
Short-term investments		4,500
Trade and other receivables	36,223	24,900
Dividends receivable and other amounts due from related parties	1,259	573
Derivative financial assets	6,095	4,001
Credit risk
Financial Risk Management
Cash and cash equivalents	367,269	263,747
Short-term investments		4,500
Trade and other receivables	36,223	24,900
Dividends receivable and other amounts due from related parties	1,259	573
Derivative financial assets	$ 6,095	$ 4,001
Credit risk | Shell
Financial Risk Management
Percentage of revenue	57.20%	70.00%	74.20%